Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest and fees on loans	$ 13,683,128	$ 14,030,856	$ 14,100,737
Interest on investment securities:
Taxable	5,733,234	5,255,077	5,575,643
Exempt from federal and state income tax	1,026,922	718,925	431,597
Interest on federal funds sold	77,216	59,957	53,167
Other interest income	23,896	93,556	2,043
Total interest income	20,544,396	20,158,371	20,163,187
Interest expense
Interest on deposits	3,017,027	3,586,035	4,957,500
Interest on federal funds purchased and securities sold under agreements to repurchase	25,966	23,587	39,592
Total interest expense	3,042,993	3,609,622	4,997,092
Net interest income	17,501,403	16,548,749	15,166,095
Provision for loan losses	2,454,756	1,027,127	780,890
Net interest income after provision for loan losses	15,046,647	15,521,622	14,385,205
Non-interest income
Service charges on deposit accounts	4,590,068	4,452,383	4,155,103
Other service charges, commissions and fees	1,305,086	1,085,112	1,044,066
Gain on sale of securities	536,821	365,401
Gain on sale of other real estate owned		955,615	47,279
Other	798,373	700,160	925,622
Total non-interest income	7,230,348	7,558,671	6,172,070
Non-interest expense
Salaries and employee benefits	7,459,239	7,677,966	7,654,312
Occupancy expense	2,903,638	2,985,133	3,205,066
Services and fees expense	1,676,467	1,761,635	1,141,629
Loss on sale of other real estate owned	22,073
Advertising expense	401,108	333,873	288,411
Other	4,294,407	3,858,028	3,521,616
Total non-interest expense	16,756,932	16,616,635	15,811,034
Income before income taxes	5,520,063	6,463,658	4,746,241
Income taxes	1,389,000	1,548,000	1,435,000
Net income	$ 4,131,063	$ 4,915,658	$ 3,311,241
Net income per common share	$ 3.11	$ 3.70	$ 2.49